SEGMENT REPORTING - Summary information by segment for continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Total segment and consolidated revenues	$ 23,000	$ 32,922	$ 43,101
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(23,716)	(18,582)	(29,107)
Total segment and consolidated cost of revenue-depreciation and amortization	(10,073)	(11,355)	(10,948)
Total segment and consolidated cost	(33,789)	(29,937)	(40,055)
Reconciling items:
Sales and marketing expenses	(47)	(54)	(153)
General and administrative expenses - payroll	(5,393)	(5,675)	(5,967)
General and administrative expenses - others	(12,858)	(8,034)	(12,498)
Service development expenses		(69)	(874)
Operating expenses	(18,298)	(13,832)	(19,492)
Other operating income	9,715	214	180
Other operating expenses	(3,035)	(613)	(13,642)
Net gain on disposal of cryptocurrency assets			7,074
Impairment of cryptocurrency assets			(2,359)
Changes in fair value of cryptocurrency assets	4,356	(3,203)
Impairment of property and equipment:
Impairment of property and equipment	(8,764)
Impairment of intangible assets:
Impairment of intangible assets	(1,405)
Changes in fair value of cryptocurrency assets	(4,356)	3,203
Gain on remeasurement of unfavorable contract	2,225
Changes in fair value of payables settled by cryptocurrency assets	7	37
Operating loss from continuing operations	34,700	8,006	25,193
Other income, net	54	627	691
Interest income	146	56	242
Loss from equity method investments	(1)	(20)	(295)
Impairment of long-term investments	0	(132)	(1,408)
Gain from disposal of long-term investments			614
Gain from short-term investments		156
Changes in fair value of derivative instruments	21	311	(35)
Net loss from continuing operations	(34,480)	(7,008)	(25,384)
Operating segments
SEGMENT REPORTING
Total segment gross profit (loss)	(10,789)	2,985	3,046
Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenues	(7,568)	(12,558)	(11,943)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	7,568	12,558	11,943
Data center
Reconciling items:
General and administrative expenses - payroll	(2,195)	(1,951)	(2,033)
Impairment of intangible assets:
Impairment of intangible assets	(1,405)
Gain on remeasurement of unfavorable contract	2,225
Data center | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenues	23,898	28,389	33,482
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(23,697)	(16,877)	(21,834)
Total segment and consolidated cost of revenue-depreciation and amortization	(2,643)	(2,642)	(2,480)
Total segment gross profit (loss)	(10,010)	(3,688)	(2,775)
Data center | Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenues	7,568	12,558	11,943
Cryptocurrency mining
Reconciling items:
General and administrative expenses - payroll	(193)	(52)	(13)
Impairment of property and equipment:
Impairment of property and equipment	(8,764)
Cryptocurrency mining | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenues	6,670	17,091	21,562
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(7,587)	(14,263)	(19,216)
Total segment and consolidated cost of revenue-depreciation and amortization	(7,430)	(8,713)	(8,468)
Total segment gross profit (loss)	(779)	6,673	5,821
Other operating segment
Reconciling items:
General and administrative expenses - payroll	$ (3,005)	$ (3,672)	$ (3,921)